DERIVATIVE FOR SETTLEMENT AGREEMENT (Details Narrative)	Apr. 25, 2025 CAD ($) shares	Feb. 07, 2025 CAD ($) shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($)	Aug. 31, 2024 shares	May 27, 2024 USD ($) $ / shares shares	May 27, 2024 CAD ($) shares	Jul. 19, 2023 shares
IfrsStatementLineItems [Line Items]
Number of value issued			$ 94,159,660	$ 76,391,417		$ 400,500	$ 546,122
Par value per share | $ / shares						$ 15.13
Voting shares	56,800	58,000
Subordinate voting shares		116
Voting share value | $	$ 555,130	$ 275,322
Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			861,111			450,000	450,000
Number of value issued						$ 400,500	$ 546,122
Par value per share | $ / shares						$ 15.13
Settlement amount paid in cash | $			$ 140,000
Subordinate voting shares [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					26,471	53	53	1